Commitments and Contingencies - Schedule of Operating Lease Expense Recognized (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Operating Lease Expense Recognized [Line Items]
2026	$ 126,872
2027	44,569
2028	31,773
Total future minimum lease payments	203,214
Less: imputed interest	(16,706)
Total operating lease liability	186,508
Less: operating lease liability – current	115,125	$ 109,556
Total operating lease liability – non current	71,383	89,729
2024 Office Lease [Member]
Schedule of Operating Lease Expense Recognized [Line Items]
2026		88,744
2027		6,441
2028
Total future minimum lease payments		95,185
Less: imputed interest		(5,457)
Total operating lease liability		89,728
Less: operating lease liability – current		83,342
Total operating lease liability – non current		$ 6,386
2025 Office Lease [Member]
Schedule of Operating Lease Expense Recognized [Line Items]
2026	38,128
2027	38,128
2028	31,773
Total future minimum lease payments	108,029
Less: imputed interest	(11,249)
Total operating lease liability	96,780
Less: operating lease liability – current	31,783
Total operating lease liability – non current	$ 64,997